Note 4 - Premises and Equipment - Minimum Annual Rentals and Commitments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018
2019		$ 83
2020		85
2021		78
2022		71
Thereafter		65
Total	$ 470	$ 382